Securities - Schedule of Securities Classified as Available for Sale Securities (Detail) - USD ($)	Dec. 31, 2015	Mar. 19, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities, Amortized cost	$ 66,118,000
Gross Unrealized Gains	13,000
Gross Unrealized Losses	(187,000)
Available for sale securities, fair value	65,944,000		$ 0
Held to maturity securities, amortized cost			75,473,000
Gross Unrealized Gains			132,000
Gross Unrealized Losses			(136,000)
Held to maturity securities, fair value	0	$ 69,700,000	75,469,000
U.S. Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost			5,025,000
Gross Unrealized Gains			5,000
Held to maturity securities, fair value			5,030,000
Federal Home Loan Bank Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities, Amortized cost	15,074,000
Gross Unrealized Gains	6,000
Gross Unrealized Losses	(6,000)
Available for sale securities, fair value	15,074,000
Held to maturity securities, amortized cost			23,269,000
Gross Unrealized Gains			24,000
Gross Unrealized Losses			(50,000)
Held to maturity securities, fair value			23,243,000
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities, Amortized cost	14,037,000
Gross Unrealized Gains	7,000
Gross Unrealized Losses	(37,000)
Available for sale securities, fair value	14,007,000
Held to maturity securities, amortized cost			29,799,000
Gross Unrealized Gains			84,000
Gross Unrealized Losses			(85,000)
Held to maturity securities, fair value			29,798,000
Agency Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities, Amortized cost	37,007,000
Gross Unrealized Losses	(144,000)
Available for sale securities, fair value	$ 36,863,000
Held to maturity securities, amortized cost			17,380,000
Gross Unrealized Gains			19,000
Gross Unrealized Losses			(1,000)
Held to maturity securities, fair value			$ 17,398,000